Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.68%
Communication services: 8.76%
Interactive media & services: 8.76%
Alphabet, Inc. Class C	559,579	$102,637,980
Meta Platforms, Inc. Class A	122,506	61,769,975
		164,407,955
Consumer discretionary: 10.16%
Broadline retail: 5.59%
Amazon.com, Inc.†	542,694	104,875,615
Hotels, restaurants & leisure: 1.06%
Starbucks Corp.	256,616	19,977,556
Specialty retail: 3.51%
Burlington Stores, Inc.†	131,811	31,634,640
Home Depot, Inc.	99,611	34,290,091
		65,924,731
Consumer staples: 4.43%
Consumer staples distribution & retail: 3.07%
Dollar General Corp.	236,330	31,249,916
Sysco Corp.	367,976	26,269,807
		57,519,723
Household products: 1.36%
Church & Dwight Co., Inc.	246,424	25,549,240
Financials: 10.02%
Capital markets: 5.28%
Charles Schwab Corp.	498,756	36,753,330
Intercontinental Exchange, Inc.	237,500	32,511,375
S&P Global, Inc.	66,983	29,874,418
		99,139,123
Financial services: 3.51%
Mastercard, Inc. Class A	149,198	65,820,190
Insurance: 1.23%
Marsh & McLennan Cos., Inc.	109,299	23,031,485
Health care: 9.02%
Health care equipment & supplies: 2.85%
Align Technology, Inc.†	57,766	13,946,445
LivaNova PLC†	395,445	21,678,295
Medtronic PLC	226,700	17,843,557
		53,468,297
Health care providers & services: 2.05%
UnitedHealth Group, Inc.	75,621	38,510,751
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 4.12%
Agilent Technologies, Inc.	194,858	$25,259,442
Bio-Rad Laboratories, Inc. Class A†	74,524	20,353,250
Thermo Fisher Scientific, Inc.	57,352	31,715,656
		77,328,348
Industrials: 17.95%
Aerospace & defense: 4.08%
HEICO Corp. Class A	275,847	48,968,359
Melrose Industries PLC	3,952,918	27,652,742
		76,621,101
Building products: 2.94%
AZEK Co., Inc.†	391,482	16,493,137
Carlisle Cos., Inc.	95,481	38,689,856
		55,182,993
Commercial services & supplies: 1.70%
Republic Services, Inc.	164,161	31,903,049
Electrical equipment: 2.61%
Atkore, Inc.	101,933	13,753,820
Regal Rexnord Corp.	260,959	35,286,876
		49,040,696
Machinery: 1.91%
Fortive Corp.	283,981	21,042,992
Ingersoll Rand, Inc.	162,024	14,718,260
		35,761,252
Professional services: 2.98%
Dun & Bradstreet Holdings, Inc.	2,246,543	20,802,988
TransUnion	307,149	22,778,170
WNS Holdings Ltd.†	236,393	12,410,633
		55,991,791
Trading companies & distributors: 1.73%
Air Lease Corp.	681,346	32,384,375
Information technology: 23.31%
Electronic equipment, instruments & components: 3.61%
Amphenol Corp. Class A	463,800	31,246,206
Teledyne Technologies, Inc.†	94,222	36,556,252
		67,802,458
Semiconductors & semiconductor equipment: 5.06%
Marvell Technology, Inc.	548,937	38,370,696
Texas Instruments, Inc.	291,240	56,654,917
		95,025,613
See accompanying notes to portfolio of investments
2 | Allspring Opportunity Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Software: 9.14%
Dynatrace, Inc.†	491,538	$21,991,410
Palo Alto Networks, Inc.†	61,385	20,810,129
QXO, Inc. (Acquired 6-17-2024, cost $0)♦†˃	2,358,070	2
Salesforce, Inc.	289,038	74,311,670
ServiceNow, Inc.†	35,351	27,809,571
Workday, Inc. Class A†	118,978	26,598,722
		171,521,504
Technology hardware, storage & peripherals: 5.50%
Apple, Inc.	490,169	103,239,395
Materials: 4.46%
Chemicals: 4.46%
Ashland, Inc.	343,251	32,433,787
Olin Corp.	592,865	27,953,585
Sherwin-Williams Co.	78,390	23,393,927
		83,781,299
Real estate: 8.57%
Industrial REITs : 1.65%
Prologis, Inc.	276,346	31,036,419
Real estate management & development: 1.20%
CoStar Group, Inc.†	303,861	22,528,255
Residential REITs : 3.00%
Mid-America Apartment Communities, Inc.	185,583	26,465,991
Sun Communities, Inc.	247,170	29,744,438
		56,210,429
Specialized REITs : 2.72%
American Tower Corp.	169,939	33,032,743
Equinix, Inc.	23,718	17,945,039
		50,977,782
Total common stocks (Cost $1,015,141,351)		1,814,561,425

		Yield
Short-term investments: 3.40%
Investment companies: 3.40%
Allspring Government Money Market Fund Select Class♠∞		5.25%	63,924,918	63,924,918
Total short-term investments (Cost $63,924,918)				63,924,918
Total investments in securities (Cost $1,079,066,269)	100.08%			1,878,486,343
Other assets and liabilities, net	(0.08)			(1,549,757)
Total net assets	100.00%			$1,876,936,586

See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $2 (original an aggregate cost of
$0), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,872,865	$268,276,578	$(239,224,525)	$0	$0	$63,924,918	63,924,918	$2,154,167
See accompanying notes to portfolio of investments
4 | Allspring Opportunity Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Opportunity Fund | 5

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$164,407,955	$0	$0	$164,407,955
Consumer discretionary	190,777,902	0	0	190,777,902
Consumer staples	83,068,963	0	0	83,068,963
Financials	187,990,798	0	0	187,990,798
Health care	169,307,396	0	0	169,307,396
Industrials	336,885,257	0	0	336,885,257
Information technology	437,588,968	2	0	437,588,970
Materials	83,781,299	0	0	83,781,299
Real estate	160,752,885	0	0	160,752,885
Short-term investments
Investment companies	63,924,918	0	0	63,924,918
Total assets	$1,878,486,341	$2	$0	$1,878,486,343
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Opportunity Fund